Stockholders' Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Converted basis, percentage	20.00%
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	20,700,000
Common stock, shares outstanding	20,700,000
Common Stock, Voting Rights	Holders of Class A common stock are entitled to one vote for each share.
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	5,175,000	5,175,000
Common stock, shares outstanding	5,175,000	5,175,000
Common Stock, Voting Rights	Holders of Class B common stock are entitled to one vote for each share.